RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Schedule of remuneration of key management personnel
The remuneration of key management personnel for the years ended March 31, 2025 and 2024 are as follows:

	Year ended March 31,
	2025	2024
	$	$
Payroll, consulting and benefits(1)	7,807	6,406
Share-based compensation
Options	24,937	8,643
Warrants	1,239	—
Total	33,983	15,049
(1) For the year ended March 31, 2025, includes $6,640 (2024 - $5,145) presented in the consolidated statements of loss and comprehensive loss as a part of “General and administrative costs” and $1,167 (2024 - $1,261) presented in the consolidated statements of loss and comprehensive loss as a part of “Research”.